Prudential World Fund, Inc.
655 Broad Street
Newark, New Jersey 07102
February 21, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential World Fund, Inc.
Registration numbers 002-89725 and 811-03981
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statements of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 13, 2025.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422 or email: patrick.mcguinness@prudential.com.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary